Restructuring - Restructuring Provisions (Details) - Restructuring Provisions € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Provisions
Balance at beginning of period	€ 208
Addition	8
Utilization	(181)
Release	(6)
Currency impact	(1)
Balance at end of the period	28
Provisions	€ 441
Restructuring provisions as % of provisions	6.00%